Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2015 and 2016 are analyzed as follows:

Vessel (Borrower)	2015	2016
(a) Northsea Alpha (Secondone)	$5,268	$4,808
(a) Northsea Beta (Thirdone)	5,268	4,808
(b) Pyxis Malou (Fourthone)	22,490	20,350
(c) Pyxis Delta (Sixthone)	9,787	8,437
(c) Pyxis Theta (Seventhone)	18,481	17,228
(d) Pyxis Epsilon (Eighthone)	19,800	18,200
Total	$81,094	$73,831

Current portion	$7,263	$6,963
Less: Current portion of deferred financing costs	(168)	(150)
Current portion of long-term debt, net of deferred financing costs, current	$7,095	$6,813

Long-term portion	$73,831	$66,868
Less: Non-current portion of deferred financing costs	(375)	(251)
Long-term debt, net of current portion and deferred financing costs, non-current	$73,456	$66,617

7.	Long-term Debt – Continued:
(a)

On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.

Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2016 amounting to $4,808, is repayable in seven semiannual installments of $230 each, the first falling due in May 2017, and the last installment accompanied by a balloon payment of $3,198 falling due in May 2020.

The main terms and conditions of the loan agreement dated September 26, 2007, as subsequently amended, are as follows:

•	In addition to a first priority mortgage over the Northsea Alpha and the Northsea Beta, the loan is secured by a second priority mortgage over the Pyxis Malou.

•	The loan bears interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:

•

The Company undertakes to maintain as of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 shall be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of $500, for each vessel in the fleet that exceeds ten.

•	The minimum security collateral cover (“MSC”) is to at least 133% of the respective outstanding loan balance.
(b)	Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.

The outstanding balance of the loan at December 31, 2016 of $20,350, is repayable in seven semiannual installments of $1,070 each, the first falling due in February 2017, plus a balloon payment of $12,860 falling due in May 2020.

The main terms and conditions of the loan agreement dated December 12, 2008, as subsequently amended, are as follows:

•	In addition to a first priority mortgage over the Pyxis Malou, the loan is secured by a second priority mortgage over the Northsea Alpha and the Northsea Beta.

•	The loan bears interest at LIBOR, plus a margin of 1.75% per annum.

Covenants:

•

The Company undertakes to maintain on each of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet, of which $2,500 shall be freely available and unencumbered cash under deposit by the Company. At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of $500, for each vessel in the fleet that exceeds ten.

•	MSC is to be at least 125% of the respective outstanding loan balance.

7.	Long-term Debt – Continued:
(c)

On October 12, 2012, Sixthone and Seventhone concluded as joint and several borrowers a loan agreement with a financial institution in order to partly finance the acquisition and construction cost of the Pyxis Delta and the Pyxis Theta, respectively. In February 2013, Sixthone drew down an amount of $13,500, while in September 2013, Seventhone drew down an amount of $21,300 (“Tranche A” and “Tranche B”, respectively). On September 29, 2016, the Company agreed with the lender of Sixthone to extend the maturity of Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin.

Following the supplemental agreement dated September 29, 2016, the outstanding balance of the loan under Tranche A at December 31, 2016 of $8,437, is repayable in seven quarterly installments of $338 each, the first falling due in February 2017, and the last installment accompanied by a balloon payment of $6,071 falling due in September 2018. In addition, the outstanding balance of the loan under Tranche B at December 31, 2016 of $17,228, is repayable in seven quarterly installments of $313 each, the first falling due in March 2017, and the last installment accompanied by a balloon payment of $15,037 falling due in September 2018.

The main terms and conditions of the loan agreement dated October 12, 2012, as subsequently amended, are as follows:

•	The loan bears interest at LIBOR, plus a margin of 3.35% per annum.

Covenants:

•	The Company undertakes to maintain minimum deposits with the bank of $1,000 at all times.

•

The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2016, such ratio was 68%, or 3% higher than the required threshold. Until the Company cures such non-compliance, neither Sixthone nor Seventhone will be permitted to make dividend distributions.

•	MSC is to be at least 130% of the respective outstanding loan balance.
(d)	Based on a loan agreement concluded on January 12, 2015, Eighthone borrowed $21,000 on the same date in order to partly finance the construction cost of the Pyxis Epsilon.

The outstanding balance of the loan at December 31, 2016 of $18,200, is repayable in one quarterly installment of $400 due in January 2017, followed by 20 quarterly installments of $300 each, the last together with a balloon payment of $11,800 falling due in January 2022.

The main terms and conditions of the loan agreement dated January 12, 2015, as subsequently amended, are as follows:

•	The loan bears interest at LIBOR, plus a margin of 2.90% per annum.

7.	Long-term Debt – Continued:

Covenants:

•	The Company undertakes to maintain minimum deposits with the bank of $750 at all times.

•

The Company undertakes to maintain minimum liquidity of at least the higher of: i) $750 multiplied by the number of vessels owned by the Company and ii) during the Company’s first two financial quarters following its listing on NASDAQ, debt service for the following three months and thereafter, debt service for the following six months

•	The ratio of the Company’s total liabilities to market value adjusted total assets is not to exceed 75%.

•	MSC is to be at least 130% of the respective outstanding loan balance until January 2018 and at least 135% thereafter.

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, and in dividend distributions when certain financial ratios are not met.

Schedule of Principle Payments

The annual principal payments required to be made after December 31, 2016, are as follows:

Year ending December 31,	Amount
2017	$6,963
2018	27,322
2019	4,260
2020	21,986
2021	1,200
2022 and thereafter	12,100
Total	$73,831